Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
(Loss) Income for the year	$ (1,347,113)	$ (190,321)	$ 103,971
Basic and diluted weighted average number of common shares outstanding	131,481,983	131,340,989	131,124,989
Basic and diluted (loss) income per common share outstanding	$ (0.01)	$ (0.00)	$ 0.00